Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and Fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Production Machinery and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Minimum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Demo Fleet Systems [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Minimum [Member] | Computers and Related Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Production Machinery and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Maximum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Maximum [Member] | Demo Fleet Systems [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Computers and Related Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	7 years